Quarterly portfolio holdings
John Hancock
Diversified Income Fund(formerly John Hancock Hedged Equity & Income Fund)
Closed-end international equity
September 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 9-30-25 (unaudited)
	Shares	Value
Common stocks 59.1%		$86,589,863
(Cost $83,776,312)
Communication services 3.8%		5,627,030
Diversified telecommunication services 1.7%
AT&T, Inc.	5,768	162,888
China Tower Corp., Ltd., H Shares (A)	437,110	644,360
Telenor ASA	8,128	134,872
Telstra Group, Ltd.	198,471	632,749
Verizon Communications, Inc.	22,115	971,954
Media 0.5%
Comcast Corp., Class A	5,076	159,488
Omnicom Group, Inc.	4,073	332,072
The Interpublic Group of Companies, Inc.	11,173	311,838
Wireless telecommunication services 1.6%
America Movil SAB de CV, Series B	626,985	658,020
Axiata Group BHD	1,052,483	670,666
Tele2 AB, B Shares	37,109	633,027
Vodacom Group, Ltd.	40,778	315,096
Consumer discretionary 2.9%		4,211,704
Automobiles 0.7%
Ford Motor Company	7,818	93,503
Honda Motor Company, Ltd.	29,855	308,083
Mercedes-Benz Group AG	2,087	131,544
Toyota Motor Corp.	26,011	499,579
Broadline retail 0.6%
Canadian Tire Corp., Ltd., Class A	5,520	657,109
JD.com, Inc., Class A	8,166	143,072
Distributors 0.2%
Genuine Parts Company	2,391	331,393
Hotels, restaurants and leisure 0.6%
Evolution AB (A)	724	59,603
McDonald’s Corp.	1,235	375,304
OPAP SA	20,143	469,765
Household durables 0.5%
Garmin, Ltd.	539	132,713
Sekisui House, Ltd.	23,882	543,138
Leisure products 0.1%
Sankyo Company, Ltd.	6,152	106,883
Specialty retail 0.2%
Pop Mart International Group, Ltd. (A)	2,786	95,426
The Home Depot, Inc.	653	264,589
Consumer staples 4.1%		6,081,483
Beverages 0.6%
PepsiCo, Inc.	2,966	416,545
The Coca-Cola Company	6,875	455,950
Consumer staples distribution and retail 0.4%
Tesco PLC	112,253	672,809
Food products 1.2%
Conagra Brands, Inc.	16,100	294,791
General Mills, Inc.	6,662	335,898
Nestle SA	1,633	149,967
The Campbell’s Company	11,436	361,149
The J.M. Smucker Company	575	62,445
2	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Food products (continued)
The Kraft Heinz Company	20,029	$521,555
Household products 0.4%
Kimberly-Clark Corp.	487	60,554
The Procter & Gamble Company	3,124	480,003
Personal care products 0.1%
Unilever PLC	2,748	162,430
Tobacco 1.4%
Altria Group, Inc.	12,750	842,265
British American Tobacco PLC	4,162	221,365
Philip Morris International, Inc.	6,435	1,043,757
Energy 3.2%		4,652,480
Energy equipment and services 0.2%
Baker Hughes Company	6,895	335,924
Oil, gas and consumable fuels 3.0%
Chevron Corp.	7,329	1,138,120
Eni SpA	10,139	177,393
EOG Resources, Inc.	549	61,554
Exxon Mobil Corp.	11,698	1,318,950
ONEOK, Inc.	9,978	728,095
ORLEN SA	11,477	273,461
Phillips 66	1,308	177,914
The Williams Companies, Inc.	1,135	71,902
TotalEnergies SE	6,061	369,167
Financials 15.4%		22,548,276
Banks 5.8%
ANZ Group Holdings, Ltd.	3,366	73,912
Banco Bilbao Vizcaya Argentaria SA	21,734	418,806
Banco Santander SA	64,704	679,024
Bank Polska Kasa Opieki SA	2,816	135,712
BPER Banca SpA	12,982	144,388
CaixaBank SA	22,022	232,595
JPMorgan Chase & Co.	5,366	1,692,592
KeyCorp	49,828	931,285
Mizuho Financial Group, Inc.	7,302	245,463
Powszechna Kasa Oszczednosci Bank Polski SA	15,768	306,383
Regions Financial Corp.	25,925	683,642
Sberbank of Russia PJSC, ADR (B)(C)	3,353	0
Standard Bank Group, Ltd.	7,320	100,145
Sumitomo Mitsui Trust Group, Inc.	22,964	666,507
Truist Financial Corp.	10,434	477,042
U.S. Bancorp	14,365	694,260
UniCredit SpA	2,570	195,564
VTB Bank PJSC, GDR (B)(C)	55,420	0
Wells Fargo & Company	893	74,851
Westpac Banking Corp.	26,076	671,844
Capital markets 3.4%
Ares Management Corp., Class A	2,500	399,725
BlackRock, Inc.	449	523,476
China Galaxy Securities Company, Ltd., H Shares	41,489	62,876
CME Group, Inc.	2,218	599,281
Daiwa Securities Group, Inc.	83,975	682,387
Franklin Resources, Inc.	25,199	582,853
Hong Kong Exchanges & Clearing, Ltd.	11,951	678,465
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Capital markets (continued)
Nomura Holdings, Inc.	91,400	$669,840
T. Rowe Price Group, Inc.	6,548	672,087
The Blackstone Group, Inc.	827	141,293
Financial services 0.3%
Apollo Global Management, Inc.	480	63,970
FirstRand, Ltd.	99,317	446,548
Insurance 5.6%
Admiral Group PLC	6,303	284,474
Allianz SE	2,203	926,861
AXA SA	15,918	763,348
Dai-ichi Life Holdings, Inc.	78,500	617,494
Generali	7,467	293,453
Gjensidige Forsikring ASA	6,860	201,593
Legal & General Group PLC	97,639	313,608
Medibank Private, Ltd.	195,645	623,285
MS&AD Insurance Group Holdings, Inc.	10,796	244,485
Muenchener Rueckversicherungs-Gesellschaft AG	607	387,554
New China Life Insurance Company, Ltd., H Shares	12,804	75,833
OUTsurance Group, Ltd.	158,578	658,439
Phoenix Group Holdings PLC	30,413	263,895
PICC Property & Casualty Company, Ltd., H Shares	286,779	646,931
Prudential Financial, Inc.	4,113	426,683
Sanlam, Ltd.	70,922	343,289
Swiss Life Holding AG	58	62,617
Swiss Re AG	1,255	233,087
Tokio Marine Holdings, Inc.	10,106	427,718
Zurich Insurance Group AG	613	438,162
Mortgage real estate investment trusts 0.3%
Annaly Capital Management, Inc.	18,241	368,651
Health care 4.9%		7,149,992
Biotechnology 0.9%
AbbVie, Inc.	3,786	876,610
Amgen, Inc.	549	154,928
Gilead Sciences, Inc.	2,393	265,623
Health care equipment and supplies 0.5%
Medtronic PLC	1,121	106,764
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	879,902	657,686
Health care providers and services 0.3%
CVS Health Corp.	5,418	408,463
Life sciences tools and services 0.1%
WuXi AppTec Company, Ltd., H Shares (A)	5,009	76,638
Pharmaceuticals 3.1%
Bristol-Myers Squibb Company	10,670	481,217
Johnson & Johnson	5,145	953,986
Merck & Company, Inc.	8,399	704,928
Novo Nordisk A/S, Class B	3,364	187,313
Orion OYJ, Class B	8,345	640,675
Pfizer, Inc.	36,164	921,459
Roche Holding AG	1,793	597,039
Sanofi SA	1,232	116,663
Industrials 5.7%		8,291,420
Aerospace and defense 0.7%
Lockheed Martin Corp.	373	186,205
4	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
RTX Corp.	1,129	$188,916
TransDigm Group, Inc.	472	622,105
Air freight and logistics 0.2%
United Parcel Service, Inc., Class B	3,210	268,131
Commercial services and supplies 0.5%
Brambles, Ltd.	41,416	679,539
Construction and engineering 0.7%
Bouygues SA	13,715	618,597
Vinci SA	2,562	356,046
Electrical equipment 0.0%
Emerson Electric Company	617	80,938
Industrial conglomerates 0.7%
Siemens AG	1,642	443,304
Smiths Group PLC	20,720	656,930
Machinery 2.0%
Komatsu, Ltd.	19,400	675,842
Kone OYJ, B Shares	7,988	544,855
PACCAR, Inc.	7,558	743,103
Stanley Black & Decker, Inc.	2,149	159,735
Volvo AB, B Shares	5,157	148,303
Wartsila OYJ ABP	23,281	698,306
Professional services 0.2%
Paychex, Inc.	2,179	276,210
Trading companies and distributors 0.6%
BOC Aviation, Ltd. (A)	69,551	621,413
Sumitomo Corp.	8,094	234,184
Transportation infrastructure 0.1%
Atlas Arteria, Ltd.	27,332	88,758
Information technology 9.4%		13,743,057
Communications equipment 0.9%
Accton Technology Corp.	3,565	123,282
BYD Electronic International Company, Ltd.	16,886	89,515
Cisco Systems, Inc.	16,948	1,159,582
Electronic equipment, instruments and components 1.6%
AAC Technologies Holdings, Inc.	12,286	72,147
Amano Corp.	13,464	381,588
Corning, Inc.	1,474	120,912
Delta Electronics, Inc.	10,395	292,828
E Ink Holdings, Inc.	11,163	88,689
Elite Material Company, Ltd.	4,512	182,606
Kyocera Corp.	7,520	101,021
Murata Manufacturing Company, Ltd.	5,708	108,361
Shimadzu Corp.	2,686	67,734
Sunny Optical Technology Group Company, Ltd.	13,886	161,066
TDK Corp.	8,064	116,773
TE Connectivity PLC	2,778	609,854
IT services 1.5%
Accenture PLC, Class A	853	210,350
Capgemini SE	440	64,186
IBM Corp.	4,409	1,244,043
Infosys, Ltd.	10,731	174,631
Obic Company, Ltd.	2,165	75,458
Otsuka Corp.	14,763	308,166
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	5

	Shares	Value
Information technology (continued)
IT services (continued)
SCSK Corp.	5,287	$158,257
Semiconductors and semiconductor equipment 2.1%
Analog Devices, Inc.	816	200,491
Broadcom, Inc.	543	179,141
Marvell Technology, Inc.	912	76,672
Microchip Technology, Inc.	2,340	150,275
NVIDIA Corp.	2,333	435,291
Qualcomm, Inc.	5,660	941,598
Texas Instruments, Inc.	4,541	834,318
Tokyo Electron, Ltd.	1,130	200,312
Software 1.2%
Gen Digital, Inc.	9,551	271,153
Microsoft Corp.	1,280	662,976
Oracle Corp.	941	264,647
SAP SE	456	122,102
The Sage Group PLC	26,839	398,143
Trend Micro, Inc.	1,193	65,296
Technology hardware, storage and peripherals 2.1%
Apple, Inc.	1,520	387,038
Asia Vital Components Company, Ltd.	6,038	196,396
Canon, Inc.	14,146	412,824
FUJIFILM Holdings Corp.	3,934	97,832
Gigabyte Technology Company, Ltd.	8,640	85,246
HP, Inc.	26,117	711,166
King Slide Works Company, Ltd.	1,270	137,938
Lenovo Group, Ltd.	56,220	83,306
Quanta Computer, Inc.	14,052	134,606
Seagate Technology Holdings PLC	2,929	691,420
Wiwynn Corp.	838	91,821
Materials 3.3%		4,919,147
Chemicals 0.7%
BASF SE	1,961	97,980
Dow, Inc.	19,719	452,157
Evonik Industries AG	5,585	97,118
LyondellBasell Industries NV, Class A	9,105	446,509
Containers and packaging 0.2%
International Paper Company	2,150	99,760
Smurfit WestRock PLC	3,809	160,972
Metals and mining 2.3%
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	1,439	100,477
BHP Group, Ltd.	3,116	87,046
China Hongqiao Group, Ltd.	22,253	75,367
CMOC Group, Ltd., H Shares	66,581	134,212
Gold Fields, Ltd.	2,197	92,000
Grupo Mexico SAB de CV, Series B	57,971	504,451
Nanjing Iron & Steel Company, Ltd., Class A	981,300	724,826
Norsk Hydro ASA	28,501	193,782
Northern Star Resources, Ltd.	8,338	130,200
Rio Tinto PLC	9,292	612,365
Rio Tinto, Ltd.	2,741	221,097
Shandong Gold Mining Company, Ltd., H Shares (A)	19,033	89,996
Zhaojin Mining Industry Company, Ltd., H Shares	34,121	136,481
Zijin Mining Group Company, Ltd., H Shares	60,533	253,090
6	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Paper and forest products 0.1%
UPM-Kymmene OYJ	7,641	$209,261
Real estate 3.1%		4,520,850
Diversified REITs 0.4%
Stockland	76,590	309,746
WP Carey, Inc.	4,099	276,969
Health care REITs 0.4%
Alexandria Real Estate Equities, Inc.	4,349	362,446
Healthpeak Properties, Inc.	14,758	282,616
Office REITs 0.3%
BXP, Inc.	6,136	456,150
Real estate management and development 1.2%
China Resources Land, Ltd.	16,047	62,543
China Resources Mixc Lifestyle Services, Ltd. (A)	136,163	722,308
KE Holdings, Inc., Class A	27,338	178,198
Longfor Group Holdings, Ltd. (A)	63,582	96,859
Sun Hung Kai Properties, Ltd.	56,068	670,660
Retail REITs 0.2%
Simon Property Group, Inc.	1,490	279,628
Specialized REITs 0.6%
Digital Realty Trust, Inc.	634	109,606
Extra Space Storage, Inc.	535	75,403
Gaming and Leisure Properties, Inc.	13,682	637,718
Utilities 3.3%		4,844,424
Electric utilities 1.8%
Duke Energy Corp.	2,619	324,101
Edison International	4,140	228,859
Emera, Inc.	13,829	663,478
Eversource Energy	2,527	179,771
Iberdrola SA	37,954	718,444
NextEra Energy, Inc.	853	64,393
Terna - Rete Elettrica Nazionale	41,378	419,924
Gas utilities 0.3%
APA Group	47,907	281,245
Snam SpA	22,505	135,125
Multi-utilities 1.2%
Centrica PLC	294,174	660,593
Dominion Energy, Inc.	1,761	107,720
National Grid PLC	17,526	251,825
Veolia Environnement SA	3,133	106,842

YTL Corp. BHD	1,060,548	702,104
Preferred securities 0.9%		$1,229,173
(Cost $1,026,006)
Consumer discretionary 0.4%		490,964
Automobiles 0.4%
Bayerische Motoren Werke AG	1,327	123,606
Hyundai Motor Company	1,936	225,104
Hyundai Motor Company, 2nd Preferred Shares	1,198	142,254
Information technology 0.5%		738,209
Technology hardware, storage and peripherals 0.5%
Samsung Electronics Company, Ltd.	15,554	738,209

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.2%					$319,922
(Cost $316,372)
U.S. Government 0.2%					319,922
U.S. Treasury Note	2.750	07-31-27		325,000	319,922
Foreign government obligations 0.7%					$1,024,921
(Cost $972,178)
Angola 0.1%					194,637
Republic of Angola Bond	8.000	11-26-29		200,000	194,637
Argentina 0.1%					60,925
Republic of Argentina
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		20,000	10,390
Bond	5.000	01-09-38		90,000	50,535
Brazil 0.1%					204,300
Federative Republic of Brazil Note	6.125	03-15-34		200,000	204,300
Mexico 0.1%					154,843
Government of Mexico Bond	4.500	03-19-34	EUR	130,000	154,843
Romania 0.2%					207,908
Republic of Romania Bond (A)	5.875	07-11-32	EUR	173,000	207,908
South Africa 0.1%					202,308
Republic of South Africa Bond	5.875	04-20-32		200,000	202,308

Corporate bonds 17.5%					$25,682,536
(Cost $24,458,878)
Communication services 2.6%					3,782,714
Diversified telecommunication services 0.8%
Eircom Finance DAC	5.000	04-30-31	EUR	100,000	120,219
Eolo SpA	4.875	10-21-28	EUR	100,000	110,015
Fibercop SpA	6.375	11-15-33		200,000	198,496
Iliad Holding SASU	5.375	04-15-30	EUR	100,000	119,933
Iliad Holding SASU	6.875	04-15-31	EUR	100,000	124,711
Kaixo Bondco Telecom SA	5.125	09-30-29	EUR	200,000	237,696
Level 3 Financing, Inc. (A)	3.750	07-15-29		65,000	55,408
Level 3 Financing, Inc. (A)	3.875	10-15-30		110,000	96,040
Telecom Italia Capital SA	7.200	07-18-36		60,000	64,756
Entertainment 0.2%
Cinemark USA, Inc. (A)	5.250	07-15-28		40,000	39,779
Cinemark USA, Inc. (A)	7.000	08-01-32		50,000	51,968
Univision Communications, Inc. (A)	8.500	07-31-31		100,000	103,264
Univision Communications, Inc. (A)	9.375	08-01-32		45,000	47,955
WarnerMedia Holdings, Inc.	5.050	03-15-42		100,000	79,832
WarnerMedia Holdings, Inc.	5.141	03-15-52		14,000	10,430
Media 0.9%
CCO Holdings LLC (A)	4.500	08-15-30		65,000	61,387
CCO Holdings LLC (A)	4.750	02-01-32		395,000	365,281
CCO Holdings LLC (A)	5.000	02-01-28		50,000	49,519
Clear Channel Outdoor Holdings, Inc. (A)	7.125	02-15-31		25,000	25,841
Clear Channel Outdoor Holdings, Inc. (A)	7.500	06-01-29		25,000	24,280
Clear Channel Outdoor Holdings, Inc. (A)	7.500	03-15-33		25,000	26,139
Clear Channel Outdoor Holdings, Inc. (A)	7.875	04-01-30		150,000	157,504
8	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC (A)	11.750	01-31-29		200,000	$168,189
Directv Financing LLC (A)	10.000	02-15-31		69,000	68,899
Scripps Escrow II, Inc. (A)	3.875	01-15-29		65,000	57,264
United Group BV	6.750	02-15-31	EUR	150,000	180,220
VZ Vendor Financing II BV	2.875	01-15-29	EUR	100,000	110,654
Wireless telecommunication services 0.7%
Altice France SA	4.125	01-15-29	EUR	200,000	202,523
Matterhorn Telecom SA	4.500	01-30-30	EUR	125,000	150,653
Odido Group Holding BV	5.500	01-15-30	EUR	100,000	118,270
Odido Holding BV	3.750	01-15-29	EUR	150,000	174,529
Sunrise FinCo I BV (A)	4.875	07-15-31		400,000	381,060
Consumer discretionary 2.2%					3,157,209
Automobile components 0.5%
Adient Global Holdings, Ltd. (A)	7.500	02-15-33		20,000	20,709
Forvia SE	5.125	06-15-29	EUR	150,000	181,843
Forvia SE (A)	8.000	06-15-30		200,000	211,617
ZF Europe Finance BV	7.000	06-12-30	EUR	100,000	121,828
ZF North America Capital, Inc. (A)	7.500	03-24-31		150,000	148,979
Broadline retail 0.2%
B&M European Value Retail SA	6.500	11-27-31	GBP	175,000	238,488
Diversified consumer services 0.3%
AA Bond Company, Ltd.	7.375	07-31-29	GBP	100,000	141,144
PeopleCert Wisdom Issuer PLC	5.750	09-15-26	EUR	100,000	117,071
Service Corp. International	3.375	08-15-30		200,000	185,313
Hotels, restaurants and leisure 0.8%
Bertrand Franchise Finance SAS	6.500	07-18-30	EUR	125,000	143,646
Caesars Entertainment, Inc. (A)	4.625	10-15-29		100,000	95,624
Cirsa Finance International Sarl	6.500	03-15-29	EUR	100,000	122,153
CPUK Finance, Ltd.	7.875	08-28-29	GBP	100,000	140,649
Essendi SA	5.500	11-15-31	EUR	100,000	120,859
NCL Corp., Ltd. (A)	6.250	03-01-30		50,000	50,636
New Red Finance, Inc. (A)	3.875	01-15-28		25,000	24,401
New Red Finance, Inc. (A)	4.000	10-15-30		50,000	47,121
New Red Finance, Inc. (A)	4.375	01-15-28		100,000	98,258
Punch Finance PLC (A)	7.875	12-30-30	GBP	115,000	157,682
Viking Cruises, Ltd. (A)	9.125	07-15-31		75,000	80,499
Yum! Brands, Inc. (A)	4.750	01-15-30		50,000	49,690
Household durables 0.2%
Ashton Woods USA LLC (A)	4.625	08-01-29		125,000	119,697
M/I Homes, Inc.	3.950	02-15-30		105,000	100,279
M/I Homes, Inc.	4.950	02-01-28		25,000	24,823
Taylor Morrison Communities, Inc. (A)	5.750	01-15-28		50,000	50,698
Specialty retail 0.2%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29		100,000	97,048
Asbury Automotive Group, Inc. (A)	5.000	02-15-32		100,000	96,023
Specialty Building Products Holdings LLC (A)	7.750	10-15-29		75,000	76,185
Velocity Vehicle Group LLC (A)	8.000	06-01-29		94,000	94,246
Consumer staples 0.6%					841,428
Consumer staples distribution and retail 0.3%
Bellis Acquisition Company PLC	8.000	07-01-31	EUR	100,000	119,126
Lion/Polaris Lux 4 SA (3 month EURIBOR + 3.625%) (D)	5.641	07-01-29	EUR	100,000	118,699
New Immo Holding SA	3.250	07-23-27	EUR	100,000	115,688
Performance Food Group, Inc. (A)	4.250	08-01-29		100,000	97,139
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products 0.3%
B&G Foods, Inc. (A)	8.000	09-15-28		15,000	$14,534
Barry Callebaut Services NV	4.250	08-19-31	EUR	200,000	239,952
Darling Global Finance BV (A)	4.500	07-15-32	EUR	115,000	136,290
Energy 1.8%					2,641,226
Energy equipment and services 0.4%
Diamond Foreign Asset Company (A)	8.500	10-01-30		125,000	132,461
Enerflex, Ltd. (A)	9.000	10-15-27		60,000	61,091
Noble Finance II LLC (A)	8.000	04-15-30		100,000	103,506
Transocean International, Ltd. (A)	8.750	02-15-30		225,000	236,738
USA Compression Partners LP (A)	6.250	10-01-33		75,000	75,287
Oil, gas and consumable fuels 1.4%
Buckeye Partners LP	5.850	11-15-43		115,000	107,256
Buckeye Partners LP (A)	6.750	02-01-30		25,000	25,966
Buckeye Partners LP (A)	6.875	07-01-29		100,000	103,637
DT Midstream, Inc. (A)	4.375	06-15-31		150,000	144,965
Ecopetrol SA	7.750	02-01-32		125,000	129,352
Ecopetrol SA	8.375	01-19-36		50,000	51,639
Matador Resources Company (A)	6.500	04-15-32		100,000	100,957
NFE Financing LLC (A)	12.000	11-15-29		35,000	10,293
Permian Resources Operating LLC (A)	6.250	02-01-33		25,000	25,466
Permian Resources Operating LLC (A)	7.000	01-15-32		75,000	77,785
Petroleos Mexicanos	4.750	02-26-29	EUR	100,000	117,904
Petroleos Mexicanos	5.500	06-27-44		150,000	115,335
Petroleos Mexicanos	6.625	06-15-35		135,000	128,730
Petroleos Mexicanos	6.750	09-21-47		125,000	103,163
Petroleos Mexicanos	6.840	01-23-30		60,000	61,029
Petroleos Mexicanos	7.690	01-23-50		50,000	45,461
Rockies Express Pipeline LLC (A)	6.750	03-15-33		120,000	125,258
SM Energy Company (A)	7.000	08-01-32		115,000	115,089
Sunoco LP	4.500	04-30-30		50,000	48,142
Sunoco LP (A)	5.625	03-15-31		75,000	74,447
Sunoco LP (A)	5.875	03-15-34		40,000	39,654
Sunoco LP (A)	6.250	07-01-33		75,000	76,338
Talos Production, Inc. (A)	9.000	02-01-29		25,000	25,851
Talos Production, Inc. (A)	9.375	02-01-31		100,000	104,153
Vital Energy, Inc. (A)	7.750	07-31-29		75,000	74,273
Financials 1.8%					2,654,758
Banks 0.3%
Banca Monte dei Paschi di Siena SpA	7.708	01-18-28	EUR	100,000	128,542
Banco de Credito Social Cooperativo SA (5.250% to 11-27-26, then 5 Year Euro Swap Rate + 5.419%)	5.250	11-27-31	EUR	100,000	119,067
NatWest Group PLC (2.105% to 11-28-26, then 5 Year United Kingdom Gilt Rate + 1.750%)	2.105	11-28-31	GBP	100,000	130,999
Capital markets 0.1%
Hightower Holding LLC (A)	9.125	01-31-30		150,000	159,094
Consumer finance 0.2%
Boost Newco Borrower LLC	8.500	01-15-31	GBP	100,000	144,679
Credit Acceptance Corp. (A)	6.625	03-15-30		50,000	50,083
Credit Acceptance Corp. (A)	9.250	12-15-28		100,000	105,063
OneMain Finance Corp.	5.375	11-15-29		75,000	74,150
Financial services 0.8%
Block, Inc. (A)	6.000	08-15-33		140,000	143,366
Freedom Mortgage Corp. (A)	12.000	10-01-28		65,000	68,900
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32		65,000	68,130
10	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Freedom Mortgage Holdings LLC (A)	9.250	02-01-29		65,000	$68,391
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29		99,000	101,563
PennyMac Financial Services, Inc. (A)	4.250	02-15-29		75,000	72,588
PennyMac Financial Services, Inc. (A)	5.750	09-15-31		70,000	69,393
PennyMac Financial Services, Inc. (A)	6.875	05-15-32		10,000	10,362
PennyMac Financial Services, Inc. (A)	6.875	02-15-33		70,000	72,317
PennyMac Financial Services, Inc. (A)	7.125	11-15-30		25,000	26,032
Planet Financial Group LLC (A)	10.500	12-15-29		90,000	94,629
Rocket Companies, Inc. (A)	6.125	08-01-30		80,000	82,106
Rocket Companies, Inc. (A)	6.375	08-01-33		55,000	56,766
United Wholesale Mortgage LLC (A)	5.500	04-15-29		190,000	187,388
Insurance 0.4%
Acrisure LLC (A)	4.250	02-15-29		200,000	192,686
Acrisure LLC (A)	6.750	07-01-32		55,000	56,633
Admiral Group PLC	8.500	01-06-34	GBP	100,000	154,017
Alliant Holdings Intermediate LLC (A)	4.250	10-15-27		84,000	82,605
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31		30,000	30,997
HUB International, Ltd. (A)	7.250	06-15-30		50,000	52,145
HUB International, Ltd. (A)	7.375	01-31-32		50,000	52,067
Health care 1.6%					2,375,210
Biotechnology 0.3%
Grifols SA	3.875	10-15-28	EUR	100,000	114,704
Grifols SA	7.125	05-01-30	EUR	250,000	309,169
Star Parent, Inc. (A)	9.000	10-01-30		75,000	79,289
Health care equipment and supplies 0.1%
Medline Borrower LP (A)	3.875	04-01-29		175,000	168,778
Health care providers and services 0.4%
AthenaHealth Group, Inc. (A)	6.500	02-15-30		156,000	154,724
Community Health Systems, Inc. (A)	5.250	05-15-30		85,000	76,895
Community Health Systems, Inc. (A)	6.875	04-15-29		50,000	39,750
Community Health Systems, Inc. (A)	9.750	01-15-34		35,000	35,858
Community Health Systems, Inc. (A)	10.875	01-15-32		38,000	40,246
Tenet Healthcare Corp.	4.625	06-15-28		150,000	148,628
Tenet Healthcare Corp.	6.125	06-15-30		50,000	50,638
Life sciences tools and services 0.3%
Avantor Funding, Inc. (A)	3.875	11-01-29		150,000	142,645
Avantor Funding, Inc. (A)	4.625	07-15-28		100,000	98,366
IQVIA, Inc. (A)	6.250	06-01-32		165,000	169,643
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (A)	4.875	06-01-28		100,000	89,500
Bausch Health Companies, Inc. (A)	11.000	09-30-28		50,000	52,001
Rossini Sarl	6.750	12-31-29	EUR	100,000	123,861
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	400,000	480,515
Industrials 2.2%					3,257,777
Aerospace and defense 0.2%
Spirit AeroSystems, Inc. (A)	9.375	11-30-29		50,000	52,661
TransDigm, Inc.	4.875	05-01-29		85,000	83,744
TransDigm, Inc. (A)	6.250	01-31-34		15,000	15,426
TransDigm, Inc. (A)	6.750	01-31-34		55,000	56,868
TransDigm, Inc. (A)	7.125	12-01-31		50,000	52,154
Building products 0.2%
Builders FirstSource, Inc. (A)	4.250	02-01-32		95,000	89,342
Builders FirstSource, Inc. (A)	5.000	03-01-30		95,000	94,034
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products (continued)
CP Atlas Buyer, Inc. (A)	9.750	07-15-30		75,000	$78,548
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (A)	12.750	01-15-31		60,000	59,926
LBM Acquisition LLC (A)	6.250	01-15-29		60,000	55,537
Commercial services and supplies 1.1%
Allied Universal Holdco LLC	4.875	06-01-28	GBP	200,000	262,987
Allied Universal Holdco LLC (A)	7.875	02-15-31		50,000	52,425
Arena Luxembourg Finance Sarl	1.875	02-01-28	EUR	100,000	113,913
Arena Luxembourg Finance Sarl (3 month EURIBOR + 2.500%) (A)(D)	4.517	05-01-30	EUR	140,000	165,394
Belron UK Finance PLC (A)	5.750	10-15-29		200,000	202,607
Boels Topholding BV	5.750	05-15-30	EUR	200,000	243,517
Garda World Security Corp. (A)	8.250	08-01-32		65,000	67,379
Garda World Security Corp. (A)	8.375	11-15-32		100,000	103,803
Q-Park Holding I BV	5.125	02-15-30	EUR	100,000	121,330
Reworld Holding Corp. (A)	4.875	12-01-29		50,000	47,023
Verisure Holding AB	5.500	05-15-30	EUR	150,000	182,801
Electrical equipment 0.1%
EMRLD Borrower LP	6.375	12-15-30	EUR	100,000	122,657
Ground transportation 0.1%
Rumo Luxembourg Sarl	4.200	01-18-32		200,000	185,600
Machinery 0.1%
IMA Industria Macchine Automatiche SpA	3.750	01-15-28	EUR	100,000	116,945
Professional services 0.1%
Amentum Holdings, Inc. (A)	7.250	08-01-32		130,000	134,988
Trading companies and distributors 0.1%
United Rentals North America, Inc.	5.250	01-15-30		75,000	75,372
United Rentals North America, Inc. (A)	6.125	03-15-34		50,000	51,991
Transportation infrastructure 0.2%
Heathrow Finance PLC	3.875	03-01-27	GBP	100,000	131,510
Heathrow Finance PLC	6.625	03-01-31	GBP	100,000	135,169
Imola Merger Corp. (A)	4.750	05-15-29		105,000	102,126
Information technology 0.9%					1,355,864
Communications equipment 0.2%
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30		147,784	152,358
EchoStar Corp.	10.750	11-30-29		140,000	154,024
Electronic equipment, instruments and components 0.1%
Insight Enterprises, Inc. (A)	6.625	05-15-32		100,000	102,530
IT services 0.1%
Fortress Intermediate 3, Inc. (A)	7.500	06-01-31		145,000	151,821
Software 0.5%
Gen Digital, Inc. (A)	6.750	09-30-27		75,000	76,149
McAfee Corp. (A)	7.375	02-15-30		320,000	296,829
Rocket Software, Inc. (A)	6.500	02-15-29		150,000	146,076
TeamSystem SpA (3 month EURIBOR + 3.500%) (D)	5.526	07-31-31	EUR	125,000	147,098
UKG, Inc. (A)	6.875	02-01-31		125,000	128,979
Materials 1.8%					2,682,117
Chemicals 0.9%
Avient Corp. (A)	6.250	11-01-31		65,000	66,009
Mativ Holdings, Inc. (A)	8.000	10-01-29		75,000	74,254
NOVA Chemicals Corp. (A)	8.500	11-15-28		50,000	52,325
OCP SA	6.750	05-02-34		200,000	217,416
Olympus Water US Holding Corp. (A)	6.125	02-15-33	EUR	190,000	223,601
Olympus Water US Holding Corp.	9.625	11-15-28	EUR	200,000	246,273
12	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Qnity Electronics, Inc. (A)	5.750	08-15-32		25,000	$25,191
SNF Group SACA (A)	4.500	03-15-32	EUR	100,000	120,408
Tronox, Inc. (A)	9.125	09-30-30		111,000	108,749
Windsor Holdings III LLC (A)	8.500	06-15-30		135,000	142,710
Containers and packaging 0.7%
Ardagh Metal Packaging Finance USA LLC	3.000	09-01-29	EUR	100,000	108,168
Ardagh Packaging Finance PLC	2.125	08-15-26	EUR	100,000	114,488
Clydesdale Acquisition Holdings, Inc. (A)	6.625	04-15-29		25,000	25,285
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30		40,000	41,032
Crown European Holdings SACA	4.500	01-15-30	EUR	150,000	183,036
LABL, Inc. (A)	8.625	10-01-31		105,000	77,137
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27		75,000	75,735
Mauser Packaging Solutions Holding Company (A)	9.250	04-15-27		25,000	25,057
Owens-Brockway Glass Container, Inc. (A)	7.375	06-01-32		135,000	136,307
Trivium Packaging Finance BV (A)	6.625	07-15-30	EUR	100,000	123,390
Trivium Packaging Finance BV	6.625	07-15-30	EUR	100,000	123,390
Metals and mining 0.2%
Constellium SE	5.375	08-15-32	EUR	100,000	121,062
Fortescue Treasury Pty, Ltd. (A)	5.875	04-15-30		245,000	251,094
Real estate 1.5%					2,250,210
Health care REITs 0.0%
MPT Operating Partnership LP (A)	8.500	02-15-32		75,000	79,692
Hotel and resort REITs 0.2%
Pebblebrook Hotel LP (A)	6.375	10-15-29		120,000	121,789
Service Properties Trust	4.375	02-15-30		100,000	84,998
Service Properties Trust	4.950	10-01-29		50,000	44,067
Office REITs 0.7%
Alstria Office AG	5.500	03-20-31	EUR	200,000	244,032
Brandywine Operating Partnership LP	4.550	10-01-29		125,000	119,433
Brandywine Operating Partnership LP	6.125	01-15-31		70,000	69,843
Brandywine Operating Partnership LP	8.300	03-15-28		50,000	53,011
Brandywine Operating Partnership LP	8.875	04-12-29		75,000	81,402
Hudson Pacific Properties LP	3.250	01-15-30		25,000	21,469
Hudson Pacific Properties LP	4.650	04-01-29		220,000	204,723
Hudson Pacific Properties LP	5.950	02-15-28		50,000	49,282
Piedmont Operating Partnership LP	6.875	07-15-29		150,000	158,722
Real estate management and development 0.5%
Canary Wharf Group Investment Holdings PLC	3.375	04-23-28	GBP	100,000	125,516
CPI Property Group SA	4.750	07-22-30	EUR	100,000	114,678
CPI Property Group SA (7.500% to 6-24-31, then 5 Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then 5 Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then 5 Year EURIBOR ICE Swap Rate + 6.232%) (E)	7.500	03-26-31	EUR	100,000	113,564
Heimstaden Bostad AB	1.125	01-21-26	EUR	100,000	116,862
Peach Property Finance GmbH	4.375	11-15-25	EUR	92,527	106,950
Samhallsbyggnadsbolaget I Norden Holding AB	1.125	09-26-29	EUR	100,000	89,928
Samhallsbyggnadsbolaget I Norden Holding AB	2.375	08-04-26	EUR	100,000	113,244
Specialized REITs 0.1%
GLP Pte, Ltd. (4.500% to 5-17-26, then 5 Year CMT + 3.735% to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%) (E)	4.500	05-17-26		200,000	137,005
Utilities 0.5%					684,023
Electric utilities 0.2%
Eastern European Electric Company BV	6.500	05-15-30	EUR	100,000	122,548
Energo-Pro AS (A)	8.000	05-27-30	EUR	100,000	124,532
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.2%
Clearway Energy Operating LLC (A)	3.750	02-15-31		200,000	$183,599
Clearway Energy Operating LLC (A)	4.750	03-15-28		50,000	49,397
Water utilities 0.1%

Aegea Finance Sarl (A)	6.750	05-20-29		200,000	203,947

Convertible bonds 0.3%					$376,886
(Cost $375,135)
Consumer discretionary 0.1%					129,856
Hotels, restaurants and leisure 0.1%
NCL Corp., Ltd. (A)	0.750	09-15-30		78,000	78,683
Household durables 0.0%
Meritage Homes Corp.	1.750	05-15-28		50,000	51,173
Information technology 0.0%					46,134
Semiconductors and semiconductor equipment 0.0%
ON Semiconductor Corp.	0.500	03-01-29		50,000	46,134
Real estate 0.2%					200,896
Industrial REITs 0.1%
Rexford Industrial Realty LP (A)	4.125	03-15-29		50,000	50,350
Rexford Industrial Realty LP (A)	4.375	03-15-27		50,000	49,950
Office REITs 0.1%

Boston Properties LP (A)	2.000	10-01-30		101,000	100,596

Term loans (F) 0.4%					$607,374
(Cost $591,348)
Consumer discretionary 0.0%					95,428
Specialty retail 0.0%
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	8.013	10-15-28		99,229	95,428
Energy 0.1%					168,200
Oil, gas and consumable fuels 0.1%
CD&R Firefly Bidco, Ltd., 2025 GBP Term Loan (G)	TBD	04-29-29	GBP	125,000	168,200
Industrials 0.2%					243,871
Building products 0.1%
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	7.986	06-06-31		99,246	96,686
Electrical equipment 0.1%
TK Elevator Midco GmbH, 2025 EUR Term Loan B1 (6 month EURIBOR + 3.250%)	5.333	04-30-30	EUR	125,000	147,185
Materials 0.1%					99,875
Chemicals 0.1%

Qnity Electronics, Inc., Term Loan B (G)	TBD	08-12-32		100,000	99,875

Collateralized mortgage obligations 12.6%					$18,426,365
(Cost $18,520,444)
Commercial and residential 7.4%					10,834,460
ARZ Trust
Series 2024-BILT, Class F (A)	8.268	06-11-39		275,000	283,863
Barclays Mortgage Trust
Series 2022-RPL1, Class B (4.250% to 2-25-26, then 7.250% to 2-25-27, then 8.250% thereafter) (A)	4.250	02-25-28		570,000	560,509
BX Trust
Series 2021-ARIA, Class G (1 month CME Term SOFR + 3.257%) (A)(D)	7.407	10-15-36		665,000	661,675
Series 2025-GW, Class E (1 month CME Term SOFR + 3.650%) (A)(D)	7.800	07-15-42		230,000	230,719
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR19, Class D (A)(H)	4.572	08-10-47		44,840	43,719
14	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-LC19, Class D (A)	2.867	02-10-48	150,000	$134,730
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-CBM, Class D (A)(H)	8.190	12-10-41	540,000	549,952
CSMC Trust
Series 2020-NQM1, Class B1 (A)(H)	4.462	05-25-65	445,000	416,314
Extended Stay America Trust
Series 2021-ESH, Class F (1 month CME Term SOFR + 3.814%) (A)(D)	7.964	07-15-38	400,556	400,556
HTL Commercial Mortgage Trust
Series 2024-T53, Class E (A)(H)	10.602	05-10-39	300,000	310,436
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C (H)	4.660	09-15-47	565,000	529,688
Series 2014-C23, Class D (A)(H)	4.188	09-15-47	166,320	150,514
Series 2015-C28, Class D (A)(H)	3.927	10-15-48	285,000	256,563
MAD Commercial Mortgage Trust
Series 2025-11MD, Class D (A)(H)	6.359	10-15-42	135,000	134,926
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class D (A)(H)	3.924	05-15-46	300,000	274,124
Series 2013-C9, Class E (A)(H)	3.924	05-15-46	125,000	111,840
NYC Commercial Mortgage Trust
Series 2025-3BP, Class E (1 month CME Term SOFR + 3.540%) (A)(D)	7.690	02-15-42	310,000	309,794
Pretium Mortgage Credit Partners LLC
Series 2024-NPL6, Class A2 (8.716% to 10-25-28, then 12.716% thereafter) (A)	8.716	10-25-54	260,000	260,238
Series 2025-NPL10, Class A2 (7.264% to 9-25-29, then 11.264% thereafter) (A)	7.264	10-25-55	225,000	225,000
Series 2025-NPL2, Class A2 (8.232% to 2-25-29, then 12.232% thereafter) (A)	8.232	03-25-55	290,000	291,033
Series 2025-NPL5, Class A2 (8.715% to 5-25-29, then 12.715% thereafter) (A)	8.715	05-25-55	405,000	408,380
Series 2025-NPL6, Class A2 (8.715% to 6-25-29, then 12.715% thereafter) (A)	8.715	06-25-55	105,000	106,015
Series 2025-NPL7, Class A2 (8.354% to 7-25-29, then 12.354% thereafter) (A)	8.354	07-25-55	125,000	125,620
Series 2025-RPL3, Class M1 (4.150% to 5-1-29, then 5.150% thereafter) (A)	4.150	04-25-65	550,000	498,760
PRPM LLC
Series 2024-7, Class A2 (8.835% to 11-25-27, then 11.835% to 11-25-28, then 12.835% thereafter) (A)	8.835	11-25-29	500,000	500,243
Series 2024-8, Class A2 (8.836% to 12-25-27, then 11.836% to 12-25-28, then 12.836% thereafter) (A)	8.836	12-25-29	400,000	400,281
RCO X Mortgage LLC
Series 2025-1, Class A2 (8.353% to 1-25-28, then 12.353% to 1-25-29, then 13.353% thereafter) (A)	8.353	01-25-30	400,000	403,142
RFR Trust
Series 2025-SGRM, Class E (A)(H)	7.513	03-11-41	215,000	219,813
ROCK Trust
Series 2024-CNTR, Class E (A)	8.819	11-13-41	500,000	523,298
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class D (1 month CME Term SOFR + 3.091%) (A)(D)	7.241	04-15-42	255,000	254,363
WBRK Mortgage Trust
Series 2025-WBRK, Class E (A)(H)	6.278	03-05-35	335,000	315,107
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D (A)(H)	3.310	12-15-49	720,000	641,861
Worldwide Plaza Trust
Series 2017-WWP, Class A (A)	3.526	11-10-36	300,000	201,000
X-Caliber Funding LLC
Series 2025-VFN1, Class A (1 month CME Term SOFR + 2.829%) (A)(D)	7.109	07-01-27	100,000	100,384
U.S. Government Agency 5.2%				7,591,905
Federal Home Loan Mortgage Corp.
Series 2020-HQA2, Class B2 (30 day Average SOFR + 7.714%) (A)(D)	12.071	03-25-50	600,000	720,015
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%) (A)(D)	12.156	11-25-41	520,000	551,004
Series 2021-MN3, Class B1 (30 day Average SOFR + 6.850%) (A)(D)	11.206	11-25-51	500,000	530,166
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%) (A)(D)	11.456	01-25-42	325,000	344,624
Series 2023-MN6, Class B1 (30 day Average SOFR + 9.250%) (A)(D)	13.606	05-25-43	500,000	577,551
Series 2024-MN8, Class M2 (30 day Average SOFR + 4.250%) (A)(D)	8.606	05-25-44	400,000	417,910
Series K759, Class X3 IO	5.435	02-25-57	1,875,891	510,378
Federal National Mortgage Association
Series 2021-R01, Class 1B2 (30 day Average SOFR + 6.000%) (A)(D)	10.356	10-25-41	490,000	508,488
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(D)	10.556	11-25-41	500,000	521,113
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R01, Class 1B2 (30 day Average SOFR + 6.000%) (A)(D)	10.356	12-25-41	525,000	$548,281
Series 2022-R04, Class 1B2 (30 day Average SOFR + 9.500%) (A)(D)	13.856	03-25-42	620,000	682,737
Series 2022-R05, Class 2B2 (30 day Average SOFR + 7.000%) (A)(D)	11.356	04-25-42	500,000	536,776
Series 2022-R06, Class 1B2 (30 day Average SOFR + 10.600%) (A)(D)	14.956	05-25-42	500,000	564,763

Series 2022-R07, Class 1B2 (30 day Average SOFR + 12.000%) (A)(D)	16.348	06-25-42	500,000	578,099
Asset-backed securities 5.7%				$8,403,196
(Cost $8,386,605)
Asset-backed securities 5.7%				8,403,196
Affirm Asset Securitization Trust
Series 2024-B, Class E (A)	7.350	09-15-29	850,000	856,007
AGL CLO 16, Ltd.
Series 2021-16A, Class ER (3 month CME Term SOFR + 4.650%) (A)(D)	8.975	01-20-35	495,000	466,476
Avid Automobile Receivables Trust
Series 2025-1, Class A	7.800	07-15-32	1,041,907	1,041,907
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class D (A)	7.320	02-20-28	100,000	101,555
Series 2023-4A, Class D (A)	7.310	06-20-29	130,000	133,107
Series 2023-5A, Class D (A)	7.350	04-20-28	100,000	101,866
Bain Capital Credit CLO, Ltd.
Series 2020-2A, Class ER (3 month CME Term SOFR + 6.872%) (A)(D)	11.197	07-19-34	500,000	492,637
Carlyle Global Market Strategies CLO, Ltd.
Series 2016-1A, Class DR3 (3 month CME Term SOFR + 6.250%) (A)(D)	10.575	04-20-34	570,000	557,901
ECAF I, Ltd.
Series 2015-1A, Class A2 (A)	4.947	06-15-40	459,328	414,544
Exeter Select Automobile Receivables Trust
Series 2025-2, Class E (A)	6.870	02-15-33	215,000	215,744
Hertz Vehicle Financing III LLC
Series 2023-3A, Class D (A)	9.430	02-25-28	500,000	515,422
Magnetite XlV, Ltd.
Series 2025-45A, Class SUB (A)(H)	—	04-15-38	250,000	228,612
OCP CLO, Ltd.
Series 2015-9A, Class ER3 (3 month CME Term SOFR + 4.700%) (A)(D)	9.018	01-15-37	250,000	248,012
Palmer Square CLO, Ltd.
Series 2018-1A, Class DR (3 month CME Term SOFR + 6.940%) (A)(D)	11.269	04-18-37	275,000	276,343
Rad CLO 12, Ltd.
Series 2021-12A, Class DR (3 month CME Term SOFR + 6.650%) (A)(D)	10.960	07-30-40	555,000	559,847
RCO IX Mortgage LLC
Series 2025-2, Class A2 (9.127% to 4-25-28, then 12.127% to 4-25-29, then 13.127% thereafter) (A)	9.127	04-25-30	205,000	206,626
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class F (A)	10.171	06-15-32	598,178	610,648
Sunnova Helios IV Issuer LLC
Series 2020-AA, Class A (A)	2.980	06-20-47	219,314	194,845
Tricon Residential Trust
Series 2025-SFR1, Class E (1 month CME Term SOFR + 2.500%) (A)(D)	6.650	03-17-42	140,000	140,009
VOLT CV LLC
Series 2021-CF2, Class A2 (5.316% to 11-25-25, then 9.316% thereafter) (A)	5.316	11-27-51	524,912	522,447
VOLT CVI LLC
Series 2021-NP12, Class A2 (5.438% to 12-25-25, then 9.438% thereafter) (A)	5.438	12-26-51	520,766	518,641

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (B)(C)	500,000	0
Short-term investments 0.8%		$1,200,000
(Cost $1,200,000)
Repurchase agreement 0.8%		1,200,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-25 at 4.210% to be repurchased at $1,200,140 on 10-1-25, collateralized by $1,223,415 Government National Mortgage Association, 4.000% - 6.000% due 4-20-39 to 9-20-54 (valued at $1,224,000)	1,200,000	1,200,000

16	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $139,623,472) 98.2%	$143,860,236
Other assets and liabilities, net 1.8%	2,589,126
Total net assets 100.0%	$146,449,362

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $40,688,601 or 27.8% of the fund’s net assets as of 9-30-25.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
The fund had the following country composition as a percentage of net assets on 9-30-25:
United States	55.6%
Japan	5.5%
United Kingdom	4.3%
China	3.6%
Australia	2.8%
France	2.6%
Cayman Islands	2.3%
Germany	1.9%
Spain	1.9%
Netherlands	1.8%
Other countries	17.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	17

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	12	Long	Dec 2025	$2,501,012	$2,500,781	$(231)
5-Year U.S. Treasury Note Futures	11	Long	Dec 2025	1,203,099	1,201,148	(1,951)
S&P 500 E-Mini Index Futures	26	Long	Dec 2025	8,660,980	8,760,375	99,395
U.S. Treasury Long Bond Futures	1	Long	Dec 2025	114,142	116,594	2,452
Ultra 10-Year U.S. Treasury Note Futures	1	Long	Dec 2025	115,267	115,078	(189)
Euro SCHATZ Futures	8	Short	Dec 2025	(1,005,520)	(1,004,800)	720
Euro STOXX 50 Index Futures	23	Short	Dec 2025	(1,472,448)	(1,496,245)	(23,797)
German Euro BOBL Futures	6	Short	Dec 2025	(830,411)	(829,889)	522
German Euro BUND Futures	1	Short	Dec 2025	(151,217)	(150,948)	269
MSCI EAFE Index Futures	8	Short	Dec 2025	(1,105,627)	(1,114,120)	(8,493)
MSCI Emerging Markets Index Futures	38	Short	Dec 2025	(2,564,269)	(2,583,430)	(19,161)
U.K. Long Gilt Bond Futures	3	Short	Dec 2025	(365,097)	(366,512)	(1,415)
						$48,121
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	1,325,000	USD	1,677,841	MSI	12/17/2025	$1,463	—
USD	4,386,089	AUD	6,625,000	DB	12/17/2025	—	$(1,623)
USD	1,681,009	CHF	1,325,000	SSB	12/17/2025	1,704	—
USD	116,212	EUR	99,000	DB	10/30/2025	—	(217)
USD	9,068,966	EUR	7,674,300	GSI	10/30/2025	43,602	—
USD	5,081,357	EUR	4,314,000	DB	12/17/2025	—	(5,707)
USD	1,950,357	GBP	1,442,400	GSI	10/30/2025	10,174	—
USD	1,732,916	JPY	253,000,000	BNP	12/17/2025	8,978	—
						$65,921	$(7,547)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	HSBC Holdings PLC	250,000	EUR	$294,987	1.000%	Quarterly	Dec 2030	$(1,725)	$153	$(1,572)
Centrally cleared	Stellantis NV	100,000	EUR	116,610	5.000%	Quarterly	Dec 2030	(17,801)	(194)	(17,995)
Centrally cleared	Volkswagen AG	250,000	EUR	294,987	1.000%	Quarterly	Dec 2030	1,130	597	1,727
				$706,584				$(18,396)	$556	$(17,840)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
DB	Deutsche Bank AG
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
18	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

SSB	State Street Bank and Trust Company
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025, by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$5,627,030	$2,596,260	$3,030,770	—
Consumer discretionary	4,211,704	1,854,611	2,357,093	—
Consumer staples	6,081,483	4,874,912	1,206,571	—
Energy	4,652,480	3,832,459	820,021	—
Financials	22,548,276	8,331,691	14,216,585	—
Health care	7,149,992	4,873,978	2,276,014	—
Industrials	8,291,420	2,525,343	5,766,077	—
Information technology	13,743,057	9,150,927	4,592,130	—
Materials	4,919,147	1,502,877	3,416,270	—
Real estate	4,520,850	2,480,536	2,040,314	—
Utilities	4,844,424	1,568,322	3,276,102	—
20	|

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities	$1,229,173	—	$1,229,173	—
U.S. Government and Agency obligations	319,922	—	319,922	—
Foreign government obligations	1,024,921	—	1,024,921	—
Corporate bonds	25,682,536	—	25,682,536	—
Convertible bonds	376,886	—	376,886	—
Term loans	607,374	—	607,374	—
Collateralized mortgage obligations	18,426,365	—	18,426,365	—
Asset-backed securities	8,403,196	—	8,403,196	—
Escrow certificates	—	—	—	—
Short-term investments	1,200,000	—	1,200,000	—
Total investments in securities	$143,860,236	$43,591,916	$100,268,320	—
Derivatives:
Assets
Futures	$103,358	$103,358	—	—
Forward foreign currency contracts	65,921	—	$65,921	—
Swap contracts	1,727	—	1,727	—
Liabilities
Futures	(55,237)	(55,237)	—	—
Forward foreign currency contracts	(7,547)	—	(7,547)	—
Swap contracts	(19,567)	—	(19,567)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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